Senior Secured Convertible Notes Payable - Additional information (Details) - USD ($)							1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 06, 2019	Jun. 03, 2019	Mar. 12, 2019	Mar. 12, 2019	Mar. 10, 2019	Dec. 20, 2018	Jan. 31, 2020	Dec. 31, 2018	Dec. 20, 2018	Jun. 30, 2018	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018	Mar. 31, 2020	Dec. 31, 2019	Sep. 04, 2019	Jun. 10, 2019
Value for debt conversion											$ 200,000		$ 200,000
Amount converted to shares															$ 172,500
Additional note discount							$ 567,000
Amount of legal judgement on debt instrument							500,000
Amount of legal judgement on default intererst							52,000
Repayment of legal judgement on debt instrument							310,000
Debt amount converted to shares															172,500
Recovery from debt litigation settlement											760,000
Retained accrued penalties for potential claims							210,000
Debt accrued interest and penalties							1,800,000
Convertible notes, net											609,000		609,000
Amortized Interest expense											$ 802,000	$ 722,000	1,656,000	$ 1,433,000	5,607,000	$ 951,000
Interest expense															509,000
Additional accrued liabilities															1,800,000
Accrued interest payable																				$ 300,000
Amortization debt discount and debt issuance cost													$ 2,313,000	$ 1,895,000
Settlement amount							$ 210,000
Additional liquidating damages									$ 1,800,000
Interest rate																			18.00%
Description for event of default					Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion;
Convertible notes, Principal															$ 8,395,000
Reduced accrued loss						$ 889,000
Conversion price							$ 12.20
Common stock, shares issued											1,103,643		1,103,643		907,047	721,295
Warrants granted													0		36,073	23,719
Purchase price of notes																$ 900,000
Price per share															$ 99.60
Lowest volume weighted average price															15.00%
Original issue discount																$ 1,000,000
Conversion price description															The Company has been converting the convertible notes in its shares of common stock at a fifteen percent (15%) discount to the lowest volume weighted average price ("VWAP") whereas the terms of the agreement state that such discount to the original conversion price of $99.60 should have been initiated on or after the maturity date of the convertible notes or September 4, 2019. The accounting standards require the recognition through earnings of an inducement charge equal to the fair value of the consideration delivered in excess of the consideration issuable under the original conversion terms. Included in the 172.500 shares issued for the 2019 conversions were approximately 67,500 shares valued at $3.9 million on the date of issuance at fair value and issued related to consideration delivered in excess of the consideration issuable under the original conversion terms. This resulted in a non-cash charge of $3.9 million for the year ended August 31, 2019
Warrants exercise price											$ 40		$ 40
Expected volatility															119.00%	121.00%
Warrant [Member]
Shares issued for debt conversion															174,081
Warrants exercise price															$ 70.00
Risk-free interest rate															2.41%	2.78%
Expected volatility															122.00%	120.00%
Institutional Investors Filed [Member]
Shares issued for debt conversion		1,000,000
Maximum [Member]
Risk-free interest rate															2.90%	2.83%
Exercise Prices Four [Member] | Maximum [Member]
Convertible notes, Principal			$ 4,750,000	$ 4,750,000
Conversion price			$ 66.80	$ 66.80
Warrants exercise price			$70.00
Warrants granted			74,390
Conversion price description					Alternate conversion price at the greater of the floor price of $12.40 and the lower of the conversion price in effect and alternate conversion percentage of the lowest VWAP of the common share during the 10 consecutive trading day prior to the applicable conversion date;
Debt issuance costs			$ 500,000
Proceeds from Notes Payable			$ 3,300,000
Maturity date			Sep. 12, 2020
Purchase price of notes			$ 3,750,000	$ 3,750,000
Original issue discount				1,000,000
March 2019 [Member]
Principal Outstanding Combined Revised Balance			$ 4,750,000	$ 4,750,000
Interest rate			18.00%	18.00%
Description for event of default				Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion.Redemption at the option of the Company at 15% premium at any time after 45 days from March 12, 2019.
Conversion price			$ 66.80	$ 66.80							$ 9.20		$ 9.20				$ 9.20
Conversion price description				Alternate conversion price at the greater of the floor price of $12.20 and the lower of the conversion price in effect and alternate conversion percentage of the lowest VWAP of the common share during the 10 consecutive trading day prior to the applicable conversion date
Debt issuance costs				$ 500,000
Proceeds from Notes Payable				$ 3,300,000
Coupon rate			0.00%	0.00%
Original issue discount				$ 1,000,000
Purchase price				$ 3,750,000
December 2019 [Member]
Interest rate	18.00%
Description for event of default	Alternate conversion percentage is 75% if the alternate conversion is an alternate conversion event of default as a result of bankruptcy or default related to missed amortization payment, subject to a floor conversion price of $0.00 per share 80% for all alternate event of default conversion or 85% is such alternate conversion is an alternate optional conversion Redemption at the option of the Company at 15% premium at any time.
Conversion price																	$ 9.20
Debt Instrument, Convertible, Floor Price	$ 40
Exchanged note amount																		$ 2,445,000
Percentage of principal increased	10.00%
Coupon rate	0.00%
Conversion price	12.20%
Amortization of principal in cash premium	12.50%
Exchange Agreement [Member]
Shares issued for debt conversion	24,049
Payment in cash for settlement with investors							$ 2,047,000
Shares issued for settlement with investors							103,593
Elimination of combined default penalties and default interest							$ 2,194,000
Exchange Agreement [Member] | March 2019 [Member]
Principal outstanding, Revised	$ 2,690,000
Principal Outstanding Combined Revised Balance	2,934,000
Shares issued for debt conversion							12,915
Debt default interest							$ 28,000
Debt amount converted							$ 130,000
Principal outstanding	2,445,000
Principal outstanding, Revised	$ 2,690,000
Conversion price							$ 12.20
Exchange Agreement [Member] | March 2019 Convertible Notes [Member]
Percentage of principal balance payable in cash	12.50%
Conversion price	$ 40.00
Additional consideration	$ 200,000
Exchange Agreement [Member] | December 2019 [Member]
Principal Outstanding Combined Revised Balance	$ 2,934,000
Shares issued for debt conversion	21,750						24,049
Value for debt conversion	$ 200,000
Maximum percentage for revised combined principal could be converted	10
Amount converted to shares	293,000
Combined additional shares issued	467,000
Additional notes issued in exchange	267,000
Debt amount converted to shares	$ 293,000
Debt amount converted							$ 293,000
Conversion price	$ 12.20						$ 12.20
Additional consideration	$ 200,000
Exchange Agreement [Member] | June 2018 And December 2018 Notes
Shares issued for debt conversion										41,004
Amount converted to shares								$ 500,000
Debt amount converted to shares								$ 500,000
Additional shares issued for settlement of default								4,207
Debt default interest							$ 51,000
Conversion price										$ 12.20
Exchange Agreement [Member] | December 2018 Notes [Member]
Principal outstanding, Revised	244,000
Principal outstanding	222,000
Principal outstanding, Revised	$ 244,000
Percentage of principal increased	10.00%